Leases - Schedule of Company Operating Lease Liability Maturities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 1,525
2023	1,637
2024	1,585
2025	640
2026	122
Thereafter	42
Total future lease payments	5,551
Less: Imputed interest	(376)
Operating Lease Liability	$ 5,175